SUPPLEMENT DATED MAY 1, 2025

To the Prospectuses Dated:

MAY 1, 2018- PRIME PLAN V

MAY 1, 1998- PRIME PLAN IV

MAY 1, 1993- PRIME PLAN I, PRIME PLAN II, and PRIME PLAN III

APRIL 30, 1991- PRIME PLAN 7, PRIME PLAN INVESTOR, and DIRECTED LIFE 2

JANUARY 2, 1991- PRIME PLAN VI and DIRECTED LIFE

Issued through

Merrill Lynch Variable Life Separate Account II

By

Transamerica Life Insurance Company

The following information hereby supplements or amends, and to the extent is inconsistent replaces, certain information contained in your prospectus.

INVESTMENT OPTIONS

Please note the following portfolio change:.

●	BlackRock Sustainable Balanced Portfolio was renamed BlackRock Balanced Portfolio effective May 1, 2025.

To view investment options and other product documents, please go to following website:

PRIME PLAN I, II, III, IV and DIRECTED LIFE	http://dfinview.com/Transamerica/TAHD/590203113?site=VAVUL

DIRECTED LIFE 2	http://dfinview.com/Transamerica/TAHD/590203220?site=VAVUL

PRIME PLAN V	http://dfinview.com/Transamerica/TAHD/590203071?site=VAVUL

PRIME PLAN VI	http://dfinview.com/Transamerica/TAHD/590203196?site=VAVUL

PRIME PLAN 7	http://dfinview.com/Transamerica/TAHD/590203089?site=VAVUL

PRIME PLAN INVESTOR	http://dfinview.com/Transamerica/TAHD/590203139?site=VAVUL

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This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). Except as indicated in this Supplement, all other information included in the Prospectuses remain unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of the applicable Prospectus or any supplement without charge upon request.

For additional information, you may contact us at the Service Center at (800) 354-5333 or write to: Transamerica Service Center at P.O. Box 19100, Greenville, SC 29602-9100.

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This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.

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